Acquisitions and Disposals - Summary of Profit on Disposal of Businesses (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net assets disposed:
Cash and cash equivalents	£ (478)
Reclassification of exchange from other comprehensive income	36	£ (75)
Total profit on disposal	£ 2,795	201
2019 disposals [member]
Disclosure of detailed information about business combination [line items]
Consideration receivable net of subsidy payable		106
Net assets disposed:
Goodwill		(4)
Intangible assets		(1)
Property, plant and equipment		(44)
Inventory		(7)
Cash and cash equivalents		(12)
Other net assets		(4)
Net assets sold		(72)
Transaction costs		(27)
Reclassification of exchange from other comprehensive income		75
NonControlling Interest Divested		16
Profit on sale of disposal total		98
Transaction signed but not yet completed - gain on embedded derivative		143
Transaction signed but not yet completed - transaction costs		(40)
Total profit on disposal		£ 201